Acquisition of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Acquisition Subsidiaries [Abstract]
Disclosure of detailed information about business combinations [text block]
The following
table
summarizes
each major class of consideration transferred, the assets acquired and liabilities assumed at the acquisition date and the amount of goodwill recognized.

(a)	Consideration transferred

Amounts
(in thousands)
Cash	$467,920
Contingent consideration	283,354
$751,274

(b)	Identifiable assets acquired and liabilities assumed

The following table summarizes the fair value of identifiable assets acquired and liabilities assumed recognized at the acquisition date:

Fair value
(in thousands)
Cash and cash equivalents	$19,432
Accounts receivable and other current assets	36,851
Property, plant and equipment	3,712
Intangible assets	150,436
Accounts payable and other current liabilities	(57,361)
Other liabilities	(2,120)
$150,950

(c)
Goodwill arising from the acquisition for which is attributable mainly to the synergies expected to be achieved from integrating ComQi into the Company’s existing business has been recognized as follows:

Amounts
(in thousands)
Consideration transferred	$751,274
Less: Fair value of identifiable net assets	(150,950)
$600,324